Net (Loss) Income Per Share - Disclosure of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [line items]
Net income (loss)	$ 206	$ (2,602)	$ (4,705)	$ 11,822
Basic weighted average number of shares outstanding (in shares)	16,622,415	16,440,760	16,532,090	16,440,760
Net (loss) income per share (basic)	$ 0.01	$ (0.16)	$ (0.28)	$ 0.72
Dilutive effect of share purchase warrants				48,604
Diluted weighted average number of shares outstanding (in shares)	17,260,016	16,440,760	16,532,090	16,489,364
Net income (loss) per share (diluted)	$ 0.01	$ (0.16)	$ (0.28)	$ 0.70
Stock Options [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	161,021	975,196	641,021	975,196
Deferred Stock Units [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	161,000	150,000	288,000	161,000
Stock Purchase Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	3,417,840	3,276,000	3,296,008	3,301,996